Stock options (Details 1) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding			3,656,121
Average remaining contractual life (years)	2 years 9 months 18 days
Range One
Exercise price	CAD 0.75
Outstanding	345,000
Number of stock options exercisable	345,000
Average remaining contractual life (years)	1 year 6 months
Range Two
Exercise price	CAD 0.76
Outstanding	260,669
Number of stock options exercisable	184,002
Average remaining contractual life (years)	2 years 1 month 6 days
Range Three
Exercise price	CAD 0.86
Outstanding	662,500
Number of stock options exercisable	650,000
Average remaining contractual life (years)	1 year 7 months 6 days
Range Four
Exercise price	CAD 1.16
Outstanding	291,000
Number of stock options exercisable	291,000
Average remaining contractual life (years)	7 months 6 days
Range Five
Exercise price	CAD 1.2
Outstanding	300,000
Number of stock options exercisable	300,000
Average remaining contractual life (years)	1 year 7 months 6 days
Range Six
Exercise price	CAD 1.35
Outstanding	593,566
Number of stock options exercisable	37,500
Average remaining contractual life (years)	4 years
Range Seven
Exercise price	CAD 1.39
Outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	3 years 6 months
Range Eight
Exercise price	CAD 1.55
Outstanding	40,000
Number of stock options exercisable	13,333
Average remaining contractual life (years)	3 years 2 months 12 days
Range Nine
Exercise price	CAD 1.57
Outstanding	45,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 1 month 6 days
Range Ten
Exercise price	CAD 1.61
Outstanding	25,000
Number of stock options exercisable	8,333
Average remaining contractual life (years)	3 years 1 month 6 days
Range Eleven
Exercise price	CAD 1.67
Outstanding	150,000
Number of stock options exercisable	50,000
Average remaining contractual life (years)	3 years 10 months 24 days
Range Twelve
Exercise price	CAD 1.73
Outstanding	107,600
Number of stock options exercisable	42,600
Average remaining contractual life (years)	4 years 10 months 24 days
Range Thirteen
Exercise price	CAD 1.82
Outstanding	260,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 9 months 18 days
Range Fourteen
Exercise price	CAD 1.83
Outstanding	45,000
Number of stock options exercisable	45,000
Average remaining contractual life (years)	3 years
Range Fifteen
Exercise price	CAD 2.1
Outstanding	300,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 8 months 12 days